Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Mar. 31, 2018
Cash Flows from Operating Activities
Net loss	$ (1,370,123)	$ (4,839,554)	$ (1,886,250)	$ (6,663,117)	$ (1,177,925)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	5,222	17,844	178,422	221,260	17,667
Amortization of convertible debt discounts		216,724	4,444	89,279
Amortization of intangible assets		268,000
Accretion and settlement of financing instruments and change in fair value of derivative liability		536,339		733,258
Gain on sale of Entertainment (Note 12)				(60,688)
Stock compensation and stock issued for services	645,200		237,859	2,417,041
Changes in assets and liabilities:
Accounts receivable	(290,402)	75,339	294,545	74,922	166,206
Inventories	(225,398)	315,734	213,151	(67,561)	697,850
Prepaid expenses and other assets (Note 12)	11,545		(219,820)	(1,566,268)	(363)
Accounts payable	(100,880)	(54,573)	(198)	175,021	(362,104)
Accrued expenses	(38,902)	(950,480)	(191,621)	712,318	13,958
Deferred revenue	219,820	(173,380)	23,943	27,187
Net cash used in operating activities	(1,143,918)	(4,588,007)	(1,345,525)	(3,907,348)	(644,711)
Cash Flows from Investing Activities
Purchases of property and equipment		(17,636)			(12,049)
Acquisition of net assets (Note 12)	22,205	2,967,918
Net cash provided by (used in) financing activities	22,205	2,950,282			(12,049)
Cash Flows from Financing Activities
Principal payments on short term notes payable		(35,431)	(20,000)
Dividends					(176,690)
Proceeds from line of credit, net	19,000	(100)	463,672	682,947	528,603
Proceeds from convertible notes payable		1,923,684	360,000	2,495,235
Principal payments on mortgage and capital lease obligations	(8,722)	(3,449)	(26,562)	(11,486)	(12,164)
Payments on advances from shareholders, net	(88,436)		(111,173)	(111,173)	(183,411)
Payments on convertible notes payable		(159,983)
Payments on notes payable - related parties		(411,006)
Proceeds from issuance of common stock (Note 8)	1,367,500		637,000	637,000	60,000
Proceeds from notes payable Capital contributions	6,150				375,000
Capital contributions					44,226
Proceeds from notes payable - related parties		400,000	45,000	200,000
Net cash provided by financing activities	1,295,492	1,713,715	1,347,937	3,892,523	635,564
Net (Decrease) Increase in Cash and Cash Equivalents	173,779	75,990	2,412	(14,825)	(21,196)
Cash, Beginning of Period	10,476	169,430	184,255	184,255	31,672
Cash, End of Period	184,255	245,420	186,667	169,430	10,476
Supplemental and Non Cash Disclosures
Noncash additions related to convertible debt		206,600	40,000
Related party note payable issued for acquisition of business		1,484,473
Settlement of conversion feature		152,374
Acquisition of goodwill and intangibles		3,760,287
Common stock issued in exchange for debt reduction		1,904,013
Stock compensation and stock issued for services		2,007,838
Property and equipment purchased with financing lease		37,979
Convertible note and warrants extinguished		1,405,243
Fair value of convertible note issued to stockholder		1,000,000
Fair value of preferred stock - Series E issued to stockholder		500,000
Non-cash consideration for sale of Entertainment				92,700
Non-cash payments from proceeds of convertible debt for interest and fees				134,461
Non-cash principal payments from proceeds of convertible debt				602,024
Accretion of discount on convertible notes payable				644,055
Cash paid for interest	33,124	$ 161,944	$ 62,365	402,903	30,618
Reduction of note payable in exchange for common stock (Note 4)	100,000
Sale of Entertainment				$ 1,511,844